SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties	¥ 36,203	¥ 36,017
Current payables to related parties, Total	36,203	36,017
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties	0	0
Service fees accrued to Stuart Management Co.	¥ 40	¥ 81	¥ 81